Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]

10. Subsequent Events

On April 21, 2015, the Company satisfied $3 million principal amount of the Ripka Seller Notes by issuing 333,334 shares of the Company’s common stock. The original maturity date of the Ripka Seller Notes was March 31, 2019. The carrying value, net of the discount at the time of the redemption of the $3 million Ripka Seller Notes was $2.24 million and as a result, the Company will record a loss on the early extinguishment of debt of $0.76 million in the three and six months ending June 30, 2015.
On May 14, 2015, the Company entered into a consulting agreement with Jones Texas, Inc., (“JT Inc.”) whose controlling shareholder is Edward Jones, a Director of the Company. The agreement expires on July 31, 2015 and provides for fees payable to JT Inc. up to $25,000.

14. Subsequent Events

Amendment of Term Debt Agreements
On February 19, 2015, the Company amended its IM and JR Term Loans. The amendment to the IM and JR Term Loans amends the definition of Cash Flow Recapture (as defined in the IM and JR Term Loans) to reflect that such calculation applies to any fiscal year commencing with the fiscal year ending December 31, 2015.
Amendment of Ripka Seller Notes
On February 20, 2015, the Company agreed to cancel Ripka Seller Notes in the principal amount of $3.0 million and execute in its place: (i) a $2.4 million principal amount promissory note issued in the name of Ms. Ripka (the “$2,400,000 Seller Note”) and (ii) a $600,000 principal amount promissory note issued in the name of Ms. Ripka (the “$600,000 Seller Note”), each pursuant to substantially the same terms as the Ripka Seller Notes; provided, however, that the Company and Ms. Ripka have agreed that, upon Ms. Ripka’s assignment of the $600,000 Seller Note to a permitted assignee, the principal payments under the $600,000 Seller Note shall accelerate to be payable in eight equal quarterly installments of $75,000 with the first payment due on March 31, 2015 and with the final principal payment payable on December 31, 2016. The $2,400,000 Seller Note was assigned by Ms. Ripka to Judith Ripka Creations, Inc. and then assigned by Judith Ripka Creations, Inc. to Thai Jewelry Manufacturer Co. LTD. (“Thai Jewelry”). Simultaneously with the assigned $2,400,000 Seller Note, Thai Jewelry entered into a release of the Company and its affiliates from any and all claims which exist or may have existed between Thai Jewelry, as well as, Judith Ripka, Judith Ripka Creations, Inc. or any of their affiliates or successors.
Satisfaction $2,400,000 Seller Note
On February 20, 2015, the Company entered into a release letter (the “Release Letter”) with Thai Jewelry, pursuant to which the Company agreed to issue to Thai Jewelry an aggregate of 266,667 shares of the Common Stock of the Company in exchange for the cancellation of the $2,400,000 Seller Note. On March 25, 2015 the Company issued the shares of Common Stock pursuant to the Release Letter.